Current investments and deposits	12 Months Ended
Dec. 31, 2020
Disclosure of Current investments and deposits [Abstract]
Current investments and deposits
Note 10 – Current investments and deposits

Composition:

	As of December 31,
	2020	2019
	NIS millions

Current investments	-	443
Deposits	429	30
	429	473

During the reporting period, the investment portfolio was implemented in full.